Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-Term Borrowings
Cash and time deposits	$ 104,000	$ 164,000
Short-term borrowings	104,000	$ 164,000
Unused Credit Lines Amount, Expired Amount	21,053
Debt Instrument Collateral Amounts	$ 193,000